Share-based compensation - Share options outstanding (Details)		12 Months Ended
	May 04, 2022	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | EquityInstruments		1,812,450	697,841	399,697
Exercise price | $ / shares		$ 11.52
Weighted average remaining contractual life (years)		4 years 1 month 20 days
Reverse stock split ratio	3
Exercise Price 22.86
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | EquityInstruments		336,131
Exercise price | $ / shares		$ 22.86
Weighted average remaining contractual life (years)		2 years 11 months 23 days
Exercise Price 24.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | EquityInstruments		10,533
Exercise price | $ / shares		$ 24.30
Weighted average remaining contractual life (years)		3 years 1 month 6 days
Exercise Price 16.89
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | EquityInstruments		167,585
Exercise price | $ / shares		$ 21.30
Weighted average remaining contractual life (years)		3 years 5 months 23 days
Exercise Price 21.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | EquityInstruments		48,276
Exercise price | $ / shares		$ 16.89
Weighted average remaining contractual life (years)		3 years 7 months 13 days
Exercise Price 16.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | EquityInstruments		53,125
Exercise price | $ / shares		$ 16.20
Weighted average remaining contractual life (years)		3 years 10 months 13 days
Exercise Price 6.49
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | EquityInstruments		871,300
Exercise price | $ / shares		$ 6.49
Weighted average remaining contractual life (years)		4 years 6 months
Exercise Price 6.28
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | EquityInstruments		325,500
Exercise price | $ / shares		$ 6.28
Weighted average remaining contractual life (years)		4 years 10 months 17 days